Vanguard Long-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.3%)
U.S. Government Securities (89.7%)
	United States Treasury Note/Bond	4.750%	2/15/37	2,131	3,030
	United States Treasury Note/Bond	4.375%	2/15/38	28,622	39,346
	United States Treasury Note/Bond	4.250%	5/15/39	10,495	14,312
	United States Treasury Note/Bond	4.500%	8/15/39	21,467	30,214
	United States Treasury Note/Bond	4.375%	11/15/39	37,761	52,364
	United States Treasury Note/Bond	4.625%	2/15/40	30,500	43,653
	United States Treasury Note/Bond	4.375%	5/15/40	41,111	57,151
	United States Treasury Note/Bond	3.875%	8/15/40	27,191	35,501
	United States Treasury Note/Bond	4.250%	11/15/40	62,748	86,034
	United States Treasury Note/Bond	4.750%	2/15/41	47,417	69,311
	United States Treasury Note/Bond	4.375%	5/15/41	38,163	53,291
	United States Treasury Note/Bond	3.750%	8/15/41	31,771	40,865
	United States Treasury Note/Bond	3.125%	11/15/41	20,108	23,661
	United States Treasury Note/Bond	3.125%	2/15/42	17,290	20,345
	United States Treasury Note/Bond	3.000%	5/15/42	30,149	34,793
	United States Treasury Note/Bond	2.750%	8/15/42	49,898	55,293
	United States Treasury Note/Bond	2.750%	11/15/42	72,652	80,485
	United States Treasury Note/Bond	3.125%	2/15/43	51,711	60,889
	United States Treasury Note/Bond	2.875%	5/15/43	101,046	114,340
	United States Treasury Note/Bond	3.625%	8/15/43	91,164	116,106
	United States Treasury Note/Bond	3.750%	11/15/43	111,157	144,382
	United States Treasury Note/Bond	3.625%	2/15/44	108,048	137,965
	United States Treasury Note/Bond	3.375%	5/15/44	58,925	72,514
	United States Treasury Note/Bond	3.125%	8/15/44	102,849	121,747
	United States Treasury Note/Bond	3.000%	11/15/44	77,901	90,378
	United States Treasury Note/Bond	2.500%	2/15/45	19,919	21,164
	United States Treasury Note/Bond	3.000%	5/15/45	48,505	56,410
	United States Treasury Note/Bond	2.875%	8/15/45	94,739	107,839
	United States Treasury Note/Bond	3.000%	11/15/45	80,619	93,908
	United States Treasury Note/Bond	2.500%	2/15/46	86,295	91,756
	United States Treasury Note/Bond	2.500%	5/15/46	87,510	93,075
	United States Treasury Note/Bond	2.250%	8/15/46	90,940	92,120
	United States Treasury Note/Bond	2.875%	11/15/46	75,969	86,794
	United States Treasury Note/Bond	3.000%	2/15/47	90,398	105,780
	United States Treasury Note/Bond	3.000%	5/15/47	90,637	106,030
1	United States Treasury Note/Bond	2.750%	8/15/47	93,117	104,058
	United States Treasury Note/Bond	2.750%	11/15/47	88,490	98,970
	United States Treasury Note/Bond	3.000%	2/15/48	91,304	107,026
	United States Treasury Note/Bond	3.125%	5/15/48	74,462	89,377
	United States Treasury Note/Bond	3.000%	8/15/48	91,833	107,832
	United States Treasury Note/Bond	3.375%	11/15/48	123,361	155,223
	United States Treasury Note/Bond	3.000%	2/15/49	92,640	109,113
	United States Treasury Note/Bond	2.875%	5/15/49	194,861	224,274
	United States Treasury Note/Bond	2.250%	8/15/49	62,500	63,408
					3,512,127
Agency Bonds and Notes (2.1%)
2	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	3,755
2	Fannie Mae Principal Strip	0.000%	5/15/30	25,912	20,638

2	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	16,123
2	Freddie Mac Coupon Strips	0.000%	3/15/28	1,771	1,493
2	Freddie Mac Coupon Strips	0.000%	9/15/28	1,000	832
2	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	12,574
2	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	10,308
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	21,802	18,409
					84,132
Conventional Mortgage-Backed Securities (4.8%)
2,3 Fannie Mae Pool		3.000%	9/1/49	13,138	13,595
2,3 Fannie Mae Pool		3.500%	1/1/45–3/1/49	53,097	54,440
2,3 Fannie Mae Pool		4.000%	12/1/46–11/1/49	10,678	10,711
2,3 Fannie Mae Pool		4.500%	7/1/47–7/1/49	45,140	48,311
2,3 Fannie Mae Pool		6.000%	2/1/26–11/1/28	8	9
3	UMBS Pool	3.500%	2/1/49–8/1/49	38,245	39,694
3	UMBS Pool	4.000%	3/1/49	9,155	9,485
3	UMBS Pool	4.500%	8/1/49	11,156	11,899
					188,144
Nonconventional Mortgage-Backed Securities (0.7%)
2,3 Fannie Mae-Aces 2013-104A		3.000%	10/25/33	5,694	5,927
2,3 Fannie Mae-Aces 2017-67D		3.000%	2/25/44	2,633	2,711
2,3 FHLMC Multifamily Structured Pass Through
	Certificates 4852D	4.000%	10/15/46	15,949	16,597
3	Ginnie Mae REMICS	4.000%	10/20/47	1,375	1,438
					26,673
Total U.S. Government and Agency Obligations (Cost $3,336,438)					3,811,076
Temporary Cash Investment (0.7%)
				Shares
Money Market Fund (0.7%)
4	Vanguard Market Liquidity Fund (Cost
	$27,603)	1.984%		276,008	27,604
Total Investments (98.0%) (Cost $3,364,041)					3,838,680

Conventional Mortgage-Backed Securities-Liability for Sale Commitments (-3.0%)
3,5 UMBS TBA		3.000%	11/1/49	(13,000)	(13,209)
3,5 UMBS TBA		3.500%	11/1/49–12/1/49	(64,400)	(66,116)
3,5 UMBS TBA		4.000%	12/1/49	(11,150)	(11,580)
3,5 UMBS TBA		4.500%	11/1/49	(27,000)	(28,396)
Total Conventional Mortgage-Backed Securities-Liability for Sale Commitments (Proceeds
$119,186)					(119,301)
Other Assets and Liabilities-Net (5.0%)					197,170
Net Assets (100%)					3,916,549

1 Securities with a value of $8,929,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS—Uniform Mortgage Backed Securities.

Long-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Put Options
2-Year U.S. Treasury Note Futures
Contracts	11/22/19	480	$107.75	103,440	(105)

Total Options Written (Premiums Received $198)					(105)

Futures Contracts
					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
	Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2019		2,238	291,604	2,001
30-Year U.S. Treasury Bond	December 2019		874	141,042	(1,680)
Ultra Long U.S. Treasury Bond	December 2019		717	136,051	(2,684)
					(2,363)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2019		(2,616)	(564,014)	(855)
Ultra 10-Year U.S. Treasury Note	December 2019		(258)	(36,664)	3
5-Year U.S. Treasury Note	December 2019		(191)	(22,768)	188
					(664)
					(3,027)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Long-Term Treasury Fund

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the

Long-Term Treasury Fund

proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,811,076	—
Temporary Cash Investments	27,604	—	—
Conventional Mortgage-Backed Securities-Liabilities for
Sale Commitments	—	(119,301)	—
Options Written	(105)	—	—
Futures Contracts—Assets[1]	5,633	—	—
Futures Contracts—Liabilities[1]	(1,215)	—	—
Total	31,917	3,691,775	—
1 Represents variation margin on the last day of the reporting period.